Jul-08-03 03:01pm From- T-342 P.008/008 F-557

Manager
Securities Operations

[illegible] Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03026906

CERT/NYS

1-8923

NYSE

July 8, 2003

RECD S.E.C.
JUL 0 8 2003
1080

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 11 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HEALTH CARE REIT, INC., 7 7/8% Series D Cumulative Redeemable Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A/A (Amendment No. 1) received on July 8, 2003. Tentative listing date – July 10, 2003.

Sincerely,

[signature]